Annual Total Returns - FidelityInternationalDiscoveryFund-AMCIZPRO - FidelityInternationalDiscoveryFund-AMCIZPRO - Fidelity International Discovery Fund - Fidelity Advisor International Discovery Fund - Class A
Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	(5.91%)
Annual Return 2015	4.45%
Annual Return 2016	(6.08%)
Annual Return 2017	31.25%
Annual Return 2018	(17.43%)
Annual Return 2019	27.09%
Annual Return 2020	20.97%
Annual Return 2021	10.82%
Annual Return 2022	(25.08%)
Annual Return 2023	13.79%